Short-Term and Long-Term Debt	12 Months Ended
Mar. 31, 2017
Short-Term and Long-Term Debt

14. Short-Term and Long-Term Debt

Short-term debt consists of borrowings from financial institutions and commercial paper.

The composition of short-term debt and the weighted average contract interest rate on short-term debt at March 31, 2016 and 2017 are as follows:

March 31, 2016

	Millions of yen	Weighted average rate
Short-term debt in Japan, mainly from banks	¥80,846	0.5%
Short-term debt outside Japan, mainly from banks	166,417	2.2
Commercial paper in Japan	94,786	0.1
Commercial paper outside Japan	7,575	4.0

	¥349,624	1.3

March 31, 2017

	Millions of yen	Weighted average rate
Short-term debt in Japan, mainly from banks	¥79,494	0.8%
Short-term debt outside Japan, mainly from banks	153,877	2.8
Commercial paper in Japan	50,096	0.0
Commercial paper outside Japan	0	0.0

	¥283,467	1.7

The composition of long-term debt, the weighted average contract interest rate on long-term debt and the repayment due dates at March 31, 2016 and 2017 are as follows:

March 31, 2016

	Due (Fiscal Year)	Millions of yen	Weighted average rate
Banks:
Fixed rate	2017~2033	¥521,491	1.8%
Floating rate	2017~2033	1,599,803	0.9
Insurance companies and others:
Fixed rate	2018~2027	342,720	1.0
Floating rate	2017~2026	259,306	0.8
Unsecured bonds	2017~2025	875,575	1.1
Unsecured notes under medium-term note program	2017~2021	62,491	2.7
Payables under securitized lease receivables	2020~2021	129,005	0.3
Payables under securitized loan receivables and investment in securities	2017~2039	146,527	2.6

		¥3,936,918	1.1

March 31, 2017

	Due (Fiscal Year)	Millions of yen	Weighted average rate
Banks:
Fixed rate	2018~2035	¥481,959	1.7%
Floating rate	2018~2077	1,613,795	1.0
Insurance companies and others:
Fixed rate	2020~2027	340,265	1.0
Floating rate	2019~2077	288,837	0.6
Unsecured bonds	2018~2027	688,488	1.0
Unsecured notes under medium-term note program	2019~2027	196,570	3.0
Payables under securitized lease receivables	2021~2023	103,212	0.4
Payables under securitized loan receivables and investment in securities	2018~2039	141,858	2.6

		¥3,854,984	1.2

Note:	Prior-year amounts have been adjusted for the retrospective application of Accounting Standards Update 2015-03(“Simplifying the Presentation of Debt Issuance Costs”—ASC 835-30 (“Interest—Imputation of Interest”)) on April 1, 2016.

The repayment schedule for the next five years and thereafter for long-term debt at March 31, 2017 is as follows:

Years ending March 31,	Millions of yen
2018	¥825,026
2019	634,732
2020	469,448
2021	465,384
2022	440,728
Thereafter	1,019,666

Total	¥3,854,984

Borrowings with floating rate from banks, insurance companies and others include the amount of ¥94,000 million of subordinated syndicated loan (hybrid loan, whose maturity date is fiscal 2077), and ¥60,000 million and ¥34,000 million can be repaid after 5 years, and 7 years respectively.

For borrowings from banks, insurance companies and other financial institutions, for bonds, and for medium-term notes, principal repayments are made upon maturity of the loan contracts and interest payments are usually paid semi-annually.

During fiscal 2015, 2016 and 2017, the Company and certain subsidiaries recognized net amortization expenses of premiums and discounts of bonds and medium-term notes, and deferred issuance costs of bonds and medium-term notes in the amount of ¥367 million, ¥1,085 million and ¥924 million, respectively.

Total committed credit lines for the Company and its subsidiaries were ¥464,677 million and ¥463,643 million at March 31, 2016 and 2017, respectively, and, of these lines, ¥389,903 million and ¥393,968 million were available at March 31, 2016 and 2017, respectively. Of the available committed credit lines, ¥380,062 million and ¥356,164 million were long-term committed credit lines at March 31, 2016 and 2017, respectively.

The agreements related to debt payable to banks provide that the banks under certain circumstances may request additional security for loans and have the right to offset cash deposited against any short-term or long-term debt that becomes due and, in case of default and certain other specified events, against all other debt payable to the banks.

Other than the assets of the consolidated VIEs pledged as collateral for financing (see Note 11 “Variable Interest Entities”), the Company and certain subsidiaries provide the following assets as collateral for the short-term and long-term debt payables to financial institutions as of March 31, 2017:

Millions of yen
Minimum lease payments, loans and investment in operating leases	¥102,339
Investment in securities	172,084
Property under facility operations	7,532
Other assets and other	17,643

¥299,598

As of March 31, 2017, debt liabilities was secured by shares of subsidiaries of ¥38,562 million, which was eliminated through consolidation adjustment, and debt liabilities of affiliates was secured by investment in affiliates of ¥37,013 million. In addition, ¥40,290 million was pledged primarily by investment in securities for collateral deposits, deposit for real estate transaction, and assets for liquidation of future rent as of March 31, 2017.

Under loan agreements relating to short-term and long-term debt from commercial banks and certain insurance companies, the Company and certain subsidiaries are required to provide collateral against these debts at any time if requested by the lenders. The Company and the subsidiaries did not receive any such requests from the lenders as of March 31, 2017.